Note 10 - Trade and Other Payables	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
10.	Trade and other payables:

	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)
	$	$	$

Trade payables	3,420	259	534
Accrued liabilities and other payables	2,479	1,354	1,372
Employee salaries and benefits payable	754	513	484
Payable to Neptune	44	12	15
Total trade and other payables	6,697	2,138	2,405

The Corporation’s exposure to currency and liquidity risks related to trade and other payables is presented in Note
20.